Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 329,308	$ 275,410	$ 1,228,409	$ 1,046,193
Cost of goods sold		264,959	220,309	984,038	837,883
Gross profit		64,349	55,101	244,371	208,310
Selling, general, and administrative expenses		51,344	47,168	307,291	167,364
Operating income		13,005	7,933	(62,920)	40,946
Other expenses (income):
Interest expense		170	765	3,278	2,859
Other expense (income), net		(271)	73	279	367
Total other expenses (income)		(101)	838	3,557	3,226
Income before income taxes		13,106	7,095	(66,477)	37,720
Provision for income taxes		3,833	0	4,556	0
Net income (loss)		9,273	7,095	(71,033)	37,720
Less net income attributable to Guardian Pharmacy, LLC prior to the Corporate Reorganization		0	2,786	22,760	23,902
Less net income (loss) attributable to non-controlling interests		(175)	$ 4,309	16,254	$ 13,818
Net income attributable to Guardian Pharmacy Services, Inc.		$ 9,448		$ (110,047)
Net income per share of Class A and Class B common stock
Basic		$ 0.15
Diluted		$ 0.15
Weighted-average Class A and Class B common shares outstanding
Basic		62,043,311
Diluted		62,914,077
Class A and Class B common stock [Member]
Net income per share of Class A and Class B common stock
Basic	[1]			$ (1.77)
Diluted	[1]			$ (1.77)
Weighted-average Class A and Class B common shares outstanding
Basic				62,005,811
Diluted				62,005,811

[1]	Basic and diluted net income (loss) per share of Class A and Class B common stock is applicable only for the period from September 27, 2024 through December 31, 2024, which is the period following the initial public offering (“IPO”) and related Corporate Reorganization (as defined in Note 1 to the Consolidated Financial Statements). See Note 10 Basic and Diluted Loss Per Share for the number of shares used in the computation of net income (loss) per share of Class A and Class B common stock and the basis for the computation of net income (loss) per share.